Condensed Balance Sheet Components (Details) - Schedule of prepaid expenses and other current assets - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Condensed Balance Sheet Components (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Research and development prepaid expenses	$ 691	$ 177
Tax credit receivable	298
Other prepaid expenses	107	43
Prepaid insurance	93
Rent deposit	27	27
Total	$ 1,216	$ 247